Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES:
	December 31,
	2025	2024

Professional services	132	99
Tax accruals	544	122
Agent Fees	4	311
Other	303	66
	$983	$598